Commercial Mortgage Loans (Rollforward of Loan Portfolio) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Movement in Mortgage Loans on Real Estate [Roll Forward]
Beginning balance	$ 17,135	$ 0	$ 0
Originations	0	79,410	79,410
Reclassifications to assets held for sale			(56,884)
Loss on assets held for sale			(5,476)
Discount accretion and premium amortization	28	16	85 [1]
Ending balance	$ 17,163	$ 79,426	$ 17,135

[1]	Includes amortization of capitalized origination fees and expenses.